Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RMB [Member] | Period-End [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	7.0288	7.1884	7.0827
RMB [Member] | Period-Average [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate	7.1429	7.1217	7.0467
HK [Member] | Period-End [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	7.7819	7.7625	7.8157
HK [Member] | Period-Average [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate	7.7965	7.8024	7.8282
SG [Member] | Period-End [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-end exchange rate	1.2877	1.3508	1.3172
SG [Member] | Period-Average [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details) [Line Items]
Period-average exchange rate	1.303	1.3333	1.3396